Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2015	Jun. 25, 2019
Document And Entity Information
Entity Registrant Name	Lone Star Gold, Inc.
Entity Central Index Key	0001464865
Document Type	10-K/A
Amendment Flag	true
Amendment Description	Amemdment
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Small Business	true
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2015
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding		1,434,720